<LIFE INVESTORS INSURANCE COMPANY OF AMERICA>

September 9, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Life Investors Variable Life Account A File No. 811-09747, CIK 0001097237

Dear Commissioners:

On behalf of Life Investors Variable Life Account A of Life Investors Insurance Company of America (“separate account”), incorporated by reference are the semi-annual reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the “Act”). The funds are as follows:

Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Capital Appreciation Portfolio
Janus Aspen Aggressive Growth Portfolio
AIM V.I. Capital Appreciation Fund – Series I
AIM V.I. Government Securities Fund – Series I
AIM V.I. Growth Fund – Series I
AIM V.I. International Growth Fund – Series I
AIM V.I. Premier Equity Fund – Series I
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Oppenheimer Bond Fund/VA
Oppenheimer Strategic Bond Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Fidelity VIP Index 500 Portfolio (Initial Class)
Fidelity VIP Money Market Portfolio (Initial Class)
Fidelity VIP Growth Portfolio (Service Class)
Fidelity VIP Contrafund® Portfolio (Service Class)
Fidelity VIP Growth & Income Portfolio (Service Class)
Fidelity VIP Mid Cap Portfolio (Service Class 2)
Fidelity VIP Value Strategies Portfolio (Service Class 2)
MFS New Discovery Series (Service Shares)
MFS Total Return Series (Service Shares)
MFS Utilities Series (Service Shares)
MFS Mid Cap Growth Series (Service Shares)
MFS Investors Growth Stock Series (Service Shares)
MFS Value Series (Service Shares)

These semi-annual reports are for the period ending June 30, 2002, and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act. To the extent necessary, these filings are incorporated herein by reference. If you have any questions regarding this filing, please contact Joshua Pedelty at (319) 298-3954.

Sincerely,

S/Paul Reaburn

Paul Reaburn
Vice President

Entity: Janus Aspen Series	File No. 811-07736 Date of Filing 08-21-2002 Accession No. 0001012709-02-001187 CIK 0000906185

Entity: AIM Variable Insurance Funds	File No. 811-07452 Date of Filing 08-16-2002 Accession No. 0000950129-02-004283 CIK 0000896435

Entity: Oppenheimer Variable Account Funds:

Main Street Growth & Income Fund/VA	File No. 811-04108 Date of Filing 09-05-2002 Accession No. 000935069-02-001025 CIK 0000752737

Multiple Strategies Fund/VA	File No. 811-04108 Date of Filing 08-30-2002 Accession No. 0000935069-02-000994 CIK 0000752737

Bond Fund/VA	File No. 811-04108 Date of Filing 08-29-2002 Accession No. 0000935069-02-000971 CIK 0000752737

Strategic Bond Fund/VA	File No. 811-04108 Date of Filing 09-04-2002 Accession No. 0000935069-02-001011 CIK 0000752737

High Income Fund/VA	File No. 811-04108 Date of Filing 09-03-2002 Accession No. 0000935069-02-001006 CIK 0000752737

Main Street Small Cap Fund/VA	File No. 811-04108 Date of Filing 08-30-2002 Accession No. 0000935069-02-000988 CIK 0000752737

Entity: Fidelity Variable Insurance Products Funds:

Index 500 Portfolio (Initial Class)	File No. 811-03329 Date of Filing 08-20-2002 Accession No. 0000356494-02-000019 CIK 0000356494

Money Market Portfolio (Initial Class)	File No. 811-07205 Date of Filing 08-20-2002 Accession No. 0000927384-02-000012 CIK 0000927384

Growth Portfolio (Service Class)	File No. 811-03329 Date of Filing 08-20-2002 Accession No. 0000356494-02-000019 CIK 0000356494

Contrafund® Portfolio (Service Class)	File No. 811-05511 Date of Filing 08-20-2002 Accession No. 0000831016-02-000020 CIK 0000831016

Growth & Income Portfolio (Service Class)	File No. 811-07205 Date of Filing 08-20-2002 Accession No. 0000927384-02-000012 CIK 0000927384

Mid Cap Portfolio (Service Class 2)	File No. 811-07205 Date of Filing 08-20-2002 Accession No. 0000927384-02-000012 CIK 0000927384

Value Strategies (Service Class 2)	File No. 811-03329 Date of Filing 08-20-2002 Accession No. 0000356494-02-000019 CIK 0000356494

Entity: MFS® Variable Insurance Trust sm:

New Discovery Series (Service Shares)	File No. 811-8326 Date of Filing 08-19-2002 Accession No. 0000950156-02-000326 CIK 0000918571

Total Return (Service Shares)	File No. 811-8326 Date of Filing 08-19-2002 Accession No. 0000950156-02-000325 CIK 0000918571

Utilities Series (Service Shares)	File No. 811-8326 Date of Filing 08-19-2002 Accession No. 0000950156-02-000322 CIK 0000918571

Mid Cap Growth Series (Service Shares)	File No. 811-8326 Date of Filing 08-16-2002 Accession No. 0000950156-02-000317 CIK 0000918571

Investors Growth Stock Series (Service Shares)	File No. 811-8326 Date of Filing 08-16-2002 Accession No. 0000950156-02-000314 CIK 0000918571

Value Series (Service Shares)	File No. 811-8326 Date of Filing 08-19-2002 Accession No. 0000950156-02-000327 CIK 0000918571